Annual Operating Expenses - VIPHighIncomePortfolio-InvestorPRO - VIPHighIncomePortfolio-InvestorPRO - VIP High Income Portfolio - VIP High Income Portfolio - Investor Class	Jul. 10, 2024
Operating Expenses:
Management fee	0.67%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[2]
Acquired fund fees and expenses	0.17%	[3]
Total annual operating expenses	0.86%	[3]

[1]	AThe management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.14% was previously charged under the services agreements.
[2]	BAdjusted to reflect current fees.
[3]	CIncludes interest expense of certain underlying Fidelity® funds. Excluding interest expense of the applicable underlying Fidelity® funds, total annual operating expenses are 0.72%.